Mortgage Notes Payable (Tables)	12 Months Ended
Dec. 31, 2013
Future Principal Payments	The future principal payments required under the Northwestern loan are as follows:

2014	$7,026
2015	7,424
2016	7,844
2017	8,288
2018	8,758
2019 and beyond	59,870

Total	$99,210